iShares®

iShares Trust

Supplement dated April 14, 2014

to the Prospectus dated July 1, 2013 and

the Statement of Additional Information dated July 1, 2013

(as revised February 21, 2014)

for the iShares 10+ Year Credit Bond ETF (CLY) (the "Fund")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the Statement of Additional Information for the Fund.

The following changes will take effect for the Fund on or around June 30, 2014 or as soon as practicable thereafter.

	Current	New
Underlying Index	BofA Merrill Lynch 10+ Year US Corporate & Yankees Index	Barclays U.S. Long Credit Index
Index Provider	Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch")	Barclays Capital Inc. or its affiliates ("Barclays")

Change in the Fund's Principal Investment Strategies

The first three paragraphs of the section of the Prospectus entitled "Principal Investment Strategies" are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the Barclays U.S. Long Credit Index (the "Underlying Index"), which is a broad index designed to measure the performance of long-term, investment-grade U.S. corporate bonds and U.S. dollar denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. Component securities include publicly-issued debt of U.S. corporations and U.S. dollar-denominated, publicly issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include sovereign entities, and financial, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The securities in the Underlying Index have $250 million or more par amount outstanding, and have at least 10+ years to final maturity regardless of optionality. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and have a fixed rate, although they can carry a coupon that steps-up or changes according to a predetermined schedule, and must be rated investment grade (Baa3/BBB-/BBB-) or higher using the middle rating of Moody's Investors Service, Inc., Standard and Poor's Ratings Services, or Fitch, Inc. after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower ("more conservative") rating is used. When a rating from only one agency is available, it is used to determine index eligibility. The Underlying Index is market-capitalization weighted and is rebalanced on the last business day of each month.

As of March 3, 2014, the Underlying Index consisted of 1,773 U.S. dollar-denominated issues of supranational and national entities of, and corporate entities whose principal place of business is in the following countries or regions: Australia, Belgium, Brazil, Canada, Chile, China, Colombia, Finland, France, Germany, Ireland, Israel, Italy, Mexico, Netherlands, Norway, Panama, Peru, Philippines, South Africa, South Korea, Spain, Sweden, Switzerland, Turkey, the United Kingdom, the United States and Uruguay.